Dear Shareholder:

During the recent six-month period that ended December 31, 2000, Centennial Money Market Trust produced an annualized yield of 6.07%, and an annualized yield including the effects of compounding of 6.25% for the six-month period. The Trust’s seven-day and compounded seven-day yields on December 31, 2000, were 6.00% and 6.18%, respectively. 1

Although the Trust is managed to emphasize liquidity and safety, these returns were higher than those reported six months ago, due primarily to the impact of higher short-term interest rates during the period.

Interest rates were driven higher by a series of short-term interest rate hikes initiated by the Federal Reserve Board (“the Fed”) in late 1999 and early 2000. The Fed raised rates a total of six times during that period in an effort to avert inflation and slow the overheated U.S. economy, culminating in an aggressive half-point increase in mid-May 2000. Although the last of these rate hikes occurred before the period began, expectations of further raises maintained upward pressure on bond yields for much of the period.

In mid-2000, the Fed’s strategy began showing initial signs of success, as the nation’s overall levels of manufacturing output and
housing sales eased. Evidence mounted throughout the period that the pace of economic growth had indeed begun to moderate. However, during the reporting period, the Fed kept rates steady—as a check on inflationary pressures resulting from a continuing tight labor market and rising energy prices.

We took advantage of these conditions by lengthening the Trust’s average maturity. During the reporting period, the Trust’s average maturity lengthened from approximately 44 days to approximately
50 days. This move enabled us to lock in favorable yields at a time when we believe rates have reached a plateau and may be poised to fall. At the same time, we were careful to purchase longer maturity securities only after careful analysis of their structure and the Trust’s current investment needs.

In terms of security selection, we made opportunistic purchases of floating rate notes when they were available at attractive rates. However, spreads or differences in yields within our investment universe narrowed significantly during the period, and floating rate notes were particularly vulnerable to these conditions. As a result, they proved relatively unattractive at various times throughout the period.

An investment in the Trust is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

1.  Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

We were able to find attractive yields in select, asset-backed commercial paper.
Analytical expertise is the key to adding value through such investments. Oppenheimer’s experienced analysts enabled us to limit our purchases to what we believed were well-structured, highly liquid asset-backed programs typically offering a three- to five-basis-point advantage over comparable commercial paper issued by corporations. Among commercial paper investments, which comprised most of our remaining holdings, we sought to avoid troubled and volatile industries, such as telecommunications, in favor of high-quality financial services companies, particularly broker-dealers.

As of the end of the period, there remains little doubt that the Fed’s inflation-taming strategy has succeeded in cooling off the economy. Given recent evidence of slowing consumer and business spending, the key concern facing today’s markets is whether or not the strategy has worked too well. However, we believe the underlying economic fundamentals remain sound, with inflation in check. In addition, to bolster the slowing economy, the Fed recently began reversing the direction of its monetary policy by reducing interest rates.
In this environment, we continue to look for opportunities to increase the Trust’s yield, consistent with our focus on liquidity and safety.

In closing, we’d like to thank you for your continued confidence and participation in the Trust. We look forward to helping you reach your financial goals. That’s what makes Centennial Money Market Trust an important part of The Right Way to Invest.

Sincerely,

/s/ James C. Swain
     Chairman
     Centennial Money Market Trust

/s/ Bridget A. Macaskill
     President
     Centennial Money Market Trust

     January 23, 2001
2

Statement of Investments December 31, 2000 (Unaudited)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Repurchase Agreements—0.0%
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $6,574,446 on 1/2/01, collateralized by Federal Home Loan
     Mortgage Corp., 6%, 1/1/29, with a value of $6,108,562 and Federal National
Mortgage Assn., 7%, 1/1/27, with a value of $2,538,216	$ 6,570,000	$ 6,570,000

Direct Bank Obligations—0.8%
Canadian Imperial Bank of Commerce:
6.41%, 3/19/01–3/21/01	150,000,000	150,000,000

Letters of Credit—16.3%
Abbey National plc, guaranteeing commercial paper of Abbey National North America:
6.50%, 2/15/01	100,000,000	99,187,500
6.51%, 2/26/01	65,000,000	64,341,767
6.52%, 1/24/01–1/31/01	283,000,000	281,679,338
ABN AMRO Bank NV, guaranteeing commercial paper of ABN AMRO North America Finance, Inc.:
6.61%, 2/13/01	30,000,000	30,000,176
Bank of America Corp., guaranteeing commercial paper of Bank of America NA:
6.61%, 3/9/01	85,000,000	85,000,000
6.63%, 4/2/01	100,000,000	100,000,000
Bank of America, guaranteeing commercial paper of Formosa Plastics Corp. USA:
6.50%, 3/20/01	13,000,000	12,816,917
Barclays Bank plc, guaranteeing commercial paper of Banco Bradesco SA-Grand Cayman Branch, Series B:
6.52%, 2/12/01	25,000,000	24,809,833
Barclays Bank plc, guaranteeing commercial paper of CEMEX SA de CV:
6.64%, 2/7/01	35,000,000	34,761,144
Chase Manhattan Bank, guaranteeing commercial paper of NATC California LLC:
6.55%, 1/22/01	50,000,000	49,808,958
Credit Local de France, guaranteeing commercial paper of Dexia CLF Finance Co.:
6.34%, 3/19/01 (1)	50,000,000	49,321,972
6.52%, 2/1/01–2/26/01 (1)	130,000,000	129,089,011
6.53%, 1/30/01 (1)	99,000,000	98,479,233
6.545%, 1/22/01–1/23/01 (1)	71,000,000	70,719,838
6.58%, 1/12/01 (1)	49,750,000	49,649,975
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Letters of Credit (Continued)
Credit Suisse Group, guaranteeing commercial paper of Credit Suisse First Boston, Inc.:
6.45%, 4/16/01 (1)	$ 31,000,000	$ 30,416,813
6.46%, 4/3/01 (1)	35,000,000	34,422,189
6.47%, 3/16/01 (1)	97,860,000	96,558,516
6.50%, 3/14/01 (1)	95,500,000	94,258,500
Credit Suisse Group, guaranteeing commercial paper of Credit Suisse First Boston, Inc.:
6.728%, 8/9/01 (2)(3)	100,000,000	99,993,973
Deutsche Bank AG, guaranteeing commercial paper of Deutsche Bank Financial, Inc.:
6.43%, 4/26/01	150,000,000	146,918,958
6.47%, 3/30/01	75,000,000	73,813,833
6.50%, 2/28/01	50,000,000	49,476,389
6.52%, 2/1/01	88,000,000	87,505,929
Dresdner Bank AG, guaranteeing commercial paper of Dresdner US Finance, Inc.:
6.34%, 3/13/01	100,000,000	98,749,611
6.49%, 2/7/01	95,000,000	94,366,324
6.60%, 1/4/01	100,000,000	99,945,000
First Union Corp., guaranteeing commercial paper of First Union National Bank:
6.664%, 5/22/01 (3)	100,000,000	99,996,137
6.71%, 5/17/01 (3)	100,000,000	100,000,000
Keycorp, guaranteeing commercial paper of Key Bank NA:
6.719%, 6/5/01 (3)	100,000,000	99,970,274
National Commerce Bancorporation, guaranteeing commercial paper of National Bank of Commerce, Tennessee:
6.676%, 8/28/01 (3)	50,000,000	50,000,000
6.699%, 9/18/01 (3)	25,000,000	24,996,438
Bank of Nova Scotia, guaranteeing commercial paper of Scotiabanc, Inc.:
6.30%, 3/26/01	50,000,000	49,265,000
6.34%, 3/14/01–3/16/01	150,000,000	148,071,583
6.35%, 2/27/01	50,000,000	49,497,292
6.50%, 2/28/01–3/1/01	82,000,000	81,132,250
Societe Generale, guaranteeing commercial paper of Societe Generale North America:
6.35%, 3/8/01–3/15/01	200,000,000	197,601,111
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Letters of Credit (Continued)
Union Bank of Switzerland AG, guaranteeing commercial paper of UBS Finance (Delaware) LLC:
6.47%, 3/12/01	$100,000,000	$ 98,741,944
6.50%, 2/12/01	100,000,000	99,241,667

Total Letters of Credit		3,284,605,393

Short-Term Notes—82.5%
Aerospace/Defense—1.5%
BAE Systems Holdings, Inc.:
6.31%, 4/11/01 (1)	20,200,000	19,845,939
6.47%, 3/30/01 (1)	50,000,000	49,209,222
6.48%, 3/26/01 (1)	50,000,000	49,244,000
6.51%, 2/27/01 (1)	9,000,000	8,907,232
6.52%, 2/14/01–2/28/01 (1)	140,000,000	138,719,545
6.55%, 2/26/01 (1)	38,750,000	38,355,733

		304,281,671

Asset-Backed—25.1%
AriesOne Metafolio Corp.:
6.75%, 1/5/01 (1)	74,310,000	74,254,676
Aspen Funding Corp.:
6.555%, 1/23/01 (1)	100,000,000	99,599,417
6.60%, 1/10/01–1/11/01 (1)	112,000,000	111,813,000
Asset Backed Capital Finance, Inc.:
6.46%, 4/23/01 (1)	25,000,000	24,497,556
6.485%, 4/5/01 (1)	14,500,000	14,254,471
6.55%, 2/27/01 (1)	15,000,000	14,844,437
6.57%, 2/2/01 (1)	32,500,000	32,310,200
Asset Portfolio Funding:
6.37%, 3/21/01 (1)	100,000,000	98,602,139
Asset-Securitization Cooperative:
6.52%, 2/12/01–2/23/01 (1)	200,000,000	198,179,098
Barton Capital Corp.:
6.54%, 1/23/01 (1)	31,161,000	31,036,460
6.60%, 1/9/01 (1)	32,670,000	32,622,084
6.62%, 1/3/01 (1)	80,411,000	80,381,270
6.69%, 1/4/01–1/5/01 (1)	114,128,000	114,059,328
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Asset-Backed (Continued)
BILLS Securitization Ltd.:
6.62%, 1/26/01	$ 25,000,000	$ 24,885,069
Breeds Hill Capital Co. LLC, Series A:
6.57%, 2/15/01 (1)	29,000,000	28,761,837
6.62%, 1/11/01 (1)	50,876,000	50,782,445
6.70%, 1/5/01 (1)	16,400,000	16,387,791
Charta Corp.:
6.46%, 2/7/01 (1)	50,000,000	49,668,028
6.51%, 2/27/01 (1)	66,000,000	65,319,705
6.54%, 2/21/01 (1)	50,000,000	49,536,750
6.64%, 1/8/01 (1)	50,000,000	49,935,444
6.66%, 1/5/01 (1)	50,000,000	49,963,000
Check Point Charlie, Inc.:
6.48%, 3/8/01 (1)	39,550,000	39,080,146
6.50%, 2/22/01 (1)	30,960,000	30,669,320
6.53%, 3/20/01 (1)	25,000,000	24,646,292
6.55%, 2/15/01–3/2/01 (1)	106,660,000	105,611,236
6.60%, 1/29/01–2/1/01 (1)	6,175,000	6,142,092
6.72%, 1/9/01 (1)	39,800,000	39,740,565
CIESCO LP:
6.52%, 1/29/01–2/13/01	99,550,000	98,910,560
Corporate Receivables Corp.:
6.52%, 2/22/01 (1)	49,000,000	48,538,529
6.58%, 1/17/01 (1)	99,000,000	98,710,480
6.60%, 1/3/01–1/11/01 (1)	217,000,000	216,773,767
CXC, Inc.:
6.51%, 3/7/01 (1)	50,000,000	49,412,292
6.53%, 1/26/01 (1)	29,600,000	29,465,772
Galaxy Funding, Inc.:
6.52%, 3/21/01–3/23/01 (1)	175,000,000	172,469,686
Halogen Capital Co. LLC, Series A:
6.60%, 1/26/01 (1)	50,000,000	49,770,833
6.62%, 1/10/01 (1)	100,000,000	99,834,500
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Asset-Backed (Continued)
Lexington Parker Capital Co. LLC:
6.38%, 3/9/01 (1)	$ 41,096,000	$ 40,608,031
6.39%, 3/1/01 (1)	29,950,000	29,636,349
6.48%, 4/12/01 (1)	12,372,000	12,147,077
6.52%, 3/2/01 (1)	50,000,000	49,456,667
6.56%, 1/22/01 (1)	25,879,000	25,779,970
6.60%, 1/11/01 (1)	100,000,000	99,816,667
Moriarty Ltd.:
6.43%, 4/20/01 (1)	80,000,000	78,442,511
6.51%, 2/15/01 (1)	110,000,000	109,104,125
6.54%, 2/28/01 (1)	19,000,000	18,799,803
6.55%, 2/5/01 (1)	100,000,000	99,363,194
6.56%, 1/24/01 (1)	95,000,000	94,601,844
New Center Asset Trust:
6.56%, 1/18/01	20,000,000	19,938,044
Park Avenue Receivables Corp.:
6.55%, 1/18/01–1/22/01 (1)	150,000,000	149,499,652
6.60%, 1/10/01 (1)	20,000,000	19,967,000
6.62%, 1/24/01 (1)	46,000,000	45,805,446
6.67%, 1/8/01 (1)	90,000,000	89,883,275
Scaldis Capital LLC:
6.35%, 3/15/01 (1)	30,000,000	29,613,708
6.40%, 3/9/01 (1)	30,409,000	30,046,795
6.45%, 4/12/01 (1)	46,473,000	45,632,032
6.46%, 4/3/01 (1)	16,236,000	15,967,962
6.52%, 2/27/01–3/2/01 (1)	43,401,000	42,944,263
6.55%, 2/15/01 (1)	15,538,000	15,410,783
6.57%, 1/18/01 (1)	36,354,000	36,241,212
6.60%, 1/19/01 (1)	4,000,000	3,986,800
Sheffield Receivables Corp.:
6.37%, 3/19/01 (1)	35,000,000	34,523,135
6.41%, 3/14/01 (1)	50,000,000	49,359,000
6.55%, 1/26/01–2/2/01 (1)	66,700,000	66,339,295
6.56%, 1/19/01 (1)	100,000,000	99,672,000
6.57%, 1/16/01 (1)	75,000,000	74,794,687
6.60%, 1/18/01 (1)	17,000,000	16,947,017
6.65%, 1/22/01 (1)	57,968,000	57,743,132
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Asset-Backed (Continued)
Sigma Finance, Inc.:
6.43%, 5/17/01 (1)	$ 65,000,000	$ 63,421,078
6.44%, 4/12/01 (1)	50,000,000	49,096,611
6.47%, 4/6/01 (1)	50,000,000	49,146,319
6.49%, 3/15/01–3/19/01 (1)	80,000,000	78,911,123
6.52%, 2/20/01 (1)	50,000,000	49,547,222
6.53%, 2/14/01 (1)	40,000,000	39,680,756
6.55%, 1/24/01–2/22/01 (1)	82,000,000	81,477,455
6.60%, 1/11/01 (1)	25,000,000	24,954,167
Variable Funding Capital Corp.:
6.52%, 2/16/01 (1)	100,000,000	99,166,889
6.53%, 2/7/01–2/21/01 (1)	240,300,000	238,546,495
6.57%, 1/18/01 (1)	50,000,000	49,844,875
6.60%, 1/12/01 (1)	50,000,000	49,899,167
VistaOne Metafolio LLC:
6.54%, 3/5/01 (1)	45,437,000	44,922,315
6.58%, 2/23/01 (1)	60,000,000	59,417,736
VVR Funding LLC:
6.60%, 2/5/01 (1)	40,000,000	39,743,333

		5,041,317,292

Automotive—2.1%
DaimlerChrysler NA Holdings:
6.50%, 3/2/01	100,000,000	98,916,667
6.52%, 3/7/01	77,000,000	76,093,539
6.54%, 1/22/01–3/6/01	250,000,000	247,922,642

		422,932,848

Banks—2.6%
Keycorp:
6.39%, 3/29/01	40,000,000	39,382,300
6.515%, 3/15/01	28,000,000	27,630,093
6.53%, 3/7/01	30,000,000	29,646,292
Wells Fargo Co.:
6.50%, 2/5/01–2/28/01	432,000,000	428,591,111

		525,249,796

Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Beverages—0.7%
Coca Cola Enterprises, Inc.:
6.50%, 2/21/01 (1)	$ 40,000,000	$ 39,631,667
6.52%, 1/31/01–2/28/01 (1)	82,000,000	81,262,697
6.53%, 2/22/01 (1)	15,000,000	14,858,517

		135,752,881

Broker/Dealers—8.6%
Banc of America Securities LLC:
6.95%, 1/2/01 (3)	20,000,000	20,000,000
Bear Stearns Cos., Inc.:
6.54%, 1/16/01	20,000,000	19,945,500
Bear Stearns Cos., Inc., Series B:
6.688%, 3/30/01–5/31/01 (3)	90,000,000	90,000,000
6.698%, 6/27/01 (3)	50,000,000	50,000,000
6.72%, 6/21/01 (3)	50,000,000	50,000,000
6.764%, 4/12/01 (3)	30,000,000	30,000,000
6.797%, 3/8/01 (3)	40,000,000	40,000,000
6.826%, 3/6/01 (3)	50,000,000	50,000,000
6.854%, 3/2/01 (3)	50,000,000	50,000,000
7.009%, 8/1/01 (3)	35,000,000	35,041,866
Goldman Sachs Group LP:
6.66%, 2/8/01	75,000,000	75,000,000
Goldman Sachs Group LP:
6.57%, 3/7/01–3/9/01 (2)	108,000,000	108,000,000
6.67%, 3/12/01	100,000,000	100,000,000
6.74%, 4/12/01	55,000,000	55,000,000
6.78%, 2/12/01 (2)	90,000,000	90,000,000
Merrill Lynch & Co., Inc., Series B:
6.49%, 2/15/01	50,000,000	49,594,375
6.627%, 4/24/01 (3)	55,000,000	54,996,662
6.707%, 4/11/01 (3)	100,000,000	99,994,630
6.728%, 5/30/01 (3)	30,000,000	30,010,801
6.739%, 7/5/01 (3)	60,000,000	59,987,802
6.786%, 3/1/01 (3)	50,000,000	50,013,421
6.958%, 2/16/01 (3)	50,000,000	50,023,157
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Broker/Dealers (Continued)
Morgan Stanley Dean Witter & Co.:
6.51%, 2/6/01–2/14/01	$175,000,000	$ 173,752,250
6.68%, 8/28/01 (3)	70,000,000	70,000,000
Morgan Stanley Dean Witter & Co. (Masternote Facility):
6.75%, 6/8/01 (3)	41,815,000	41,815,000
Salomon Smith Barney Holdings, Inc.:
6.52%, 2/1/01–2/26/01	85,000,000	84,364,300
6.53%, 2/7/01	50,000,000	49,664,431
6.55%, 1/22/01	50,000,000	49,808,958

		1,727,013,153

Chemicals—0.9%
BASF AG:
6.23%, 3/22/01–3/29/01 (1)	50,000,000	49,277,493
6.55%, 1/18/01 (1)	30,000,000	29,907,208
Bayer Corp.:
6.34%, 3/13/01 (1)	100,000,000	98,749,611
Henkel Corp.:
6.53%, 2/15/01 (1)	8,179,000	8,112,239

		186,046,551

Computer Software—0.1%
First Data Corp.:
6.50%, 2/2/01	19,000,000	18,890,222

Commercial Finance—6.3%
Caterpillar Financial Services Corp.:
6.43%, 4/10/01	36,200,000	35,559,893
CIT Group, Inc.:
6.34%, 3/16/01–3/19/01	134,000,000	132,200,848
6.35%, 3/26/01	100,000,000	98,518,333
6.51%, 2/9/01	100,000,000	99,294,750
6.53%, 1/31/01–2/2/01	115,000,000	114,356,070
Countrywide Home Loans, Series H:
6.707%, 5/30/01 (3)	50,000,000	49,998,000
6.717%, 5/21/01 (3)	150,000,000	149,998,126
6.818%, 6/8/01 (3)	100,000,000	99,993,550
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Commercial Finance (Continued)
Countrywide Home Loans, Series I:
6.801%, 8/24/01 (3)	$ 88,000,000	$ 87,980,492
6.891%, 10/3/01 (3)	45,000,000	44,992,605
Homeside Lending, Inc.:
6.54%, 1/16/01	27,000,000	26,926,425
6.55%, 2/27/01	50,000,000	49,481,458
6.56%, 1/18/01	50,000,000	49,845,111
6.565%, 1/19/01	75,000,000	74,753,812
6.58%, 1/12/01	10,000,000	9,979,894
Private Export Fund Corp.:
6.415%, 4/16/01–4/27/01 (1)	65,000,000	63,744,620
6.52%, 2/2/01 (1)	25,000,000	24,855,111
6.53%, 2/13/01 (1)	55,000,000	54,571,015

		1,267,050,113

Consumer Finance—1.2%
American Express Credit Corp.:
6.46%, 2/1/01–2/2/01	100,000,000	99,434,750
American General Finance Corp.:
6.30%, 3/22/01	25,000,000	24,650,000
6.50%, 2/21/01	50,000,000	49,539,583
6.51%, 2/1/01	75,000,000	74,579,562

		248,203,895

Diversified Financial—11.5%
Associates Corp. of North America:
6.47%, 3/15/01	100,000,000	98,688,028
6.50%, 3/2/01	21,000,000	20,772,500
6.52%, 2/2/01–2/16/01	85,000,000	84,393,278
6.56%, 1/25/01	25,000,000	24,890,667
Associates Finance, Inc.:
6.52%, 2/12/01	48,200,000	47,833,359
6.53%, 2/1/01	20,700,000	20,583,603
6.55%, 1/29/01	32,000,000	31,836,978
6.56%, 1/19/01	17,187,000	17,130,627
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Diversified Financial (Continued)
Ford Motor Credit Co.:
6.30%, 3/20/01	$ 18,000,000	$ 17,754,300
6.52%, 1/26/01	90,000,000	89,592,500
6.53%, 1/19/01	100,000,000	99,673,500
6.59%, 1/2/01	100,000,000	99,981,694
GE Capital International Funding, Inc.:
6.55%, 1/26/01 (1)	50,000,000	49,772,569
General Electric Capital Corp.:
6.56%, 1/29/01	70,000,000	69,642,844
General Motors Acceptance Corp.:
6.50%, 2/7/01	50,000,000	49,665,972
6.51%, 3/1/01	43,000,000	42,541,226
6.52%, 1/25/01–1/30/01	300,000,000	298,533,000
6.53%, 1/31/01	45,000,000	44,755,125
Household Finance Corp.:
6.50%, 2/13/01–2/14/01	150,000,000	148,817,362
6.51%, 2/12/01	34,000,000	33,741,770
6.52%, 1/26/01–2/9/01	147,000,000	146,215,245
6.728%, 12/7/01 (3)	46,000,000	46,000,000
Household International, Inc.:
6.50%, 2/5/01 (1)	19,000,000	18,879,931
National Rural Utilities Cooperative Finance Corp.:
6.47%, 3/22/01	50,000,000	49,281,111
6.52%, 1/23/01	75,000,000	74,701,167
Prudential Funding LLC:
6.34%, 3/12/01	99,000,000	97,779,550
6.43%, 4/26/01	41,400,000	40,549,632
6.44%, 4/25/01	80,000,000	78,368,533
6.52%, 1/30/01	50,000,000	49,737,389
Textron Financial Corp.:
6.49%, 2/12/01	32,200,000	31,956,192
6.60%, 1/10/01	38,000,000	37,937,300
Verizon Network Funding:
6.27%, 3/14/01	50,000,000	49,373,000
6.33%, 3/7/01–3/23/01	65,006,000	64,178,619
6.41%, 2/27/01	40,000,000	39,594,033
6.43%, 2/21/01	95,000,000	94,136,613

		2,309,289,217

Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Diversified Media—0.2%
Omnicom Capital, Inc.:
6.68%, 2/14/01 (1)	$ 35,000,000	$ 34,714,244

Energy Services—0.6%
Suez Finance Corp.:
6.46%, 3/5/01 (1)	13,500,000	13,347,383
6.48%, 4/27/01 (1)	75,200,000	73,629,824
6.49%, 4/5/01 (1)	16,000,000	15,728,862
6.55%, 3/22/01 (1)	15,000,000	14,781,667

		117,487,736

Gas Utilities—0.1%
Centrica plc:
6.30%, 4/2/01 (1)	23,825,000	23,445,587

Healthcare/Drugs—1.4%
American Home Products:
6.34%, 3/23/01 (1)	48,000,000	47,315,280
6.37%, 3/7/01–3/8/01 (1)	50,065,000	49,484,306
6.40%, 3/1/01	29,240,000	28,933,305
6.49%, 2/21/01 (1)	30,000,000	29,724,175
6.50%, 2/22/01 (1)	20,000,000	19,812,222
Glaxo Wellcome plc:
6.515%, 2/22/01 (1)	73,000,000	72,313,029
6.52%, 1/31/01 (1)	24,100,000	23,969,057

		271,551,374

Information Technology—0.6%
Computer Sciences Corp.:
6.644%, 12/27/01 (1) (3)	70,000,000	70,000,000
6.847%, 12/27/01 (1) (3)	55,000,000	55,000,000

		125,000,000

Insurance—7.6%
AIG Life Insurance Co.:
6.821%, 5/31/01 (2) (3)	20,000,000	20,000,000
Allstate Life Insurance Co.:
6.821%, 1/1/01 (3)	50,000,000	50,000,000
American General Annuity Insurance Co.:
6.821%, 1/1/01 (3)	50,000,000	50,000,000
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Insurance (Continued)
American General Corp.:
6.50%, 2/23/01	$ 35,000,000	$ 34,665,069
6.54%, 2/8/01	50,000,000	49,654,833
GE Financial Assurance Holdings, Inc.:
6.35%, 3/7/01 (1)	15,000,000	14,828,021
6.53%, 2/16/01 (1)	50,000,000	49,582,806
General Electric Capital Assurance Co.:
6.76%, 1/2/01 (2) (3)	75,000,000	75,000,000
ING America Insurance Holdings, Inc.:
6.39%, 3/14/01	39,000,000	38,501,580
6.40%, 3/8/01	25,000,000	24,706,667
6.51%, 2/5/01–2/14/01	38,000,000	37,754,609
6.52%, 1/25/01	23,000,000	22,900,027
Insured Asset Funding LLC:
6.53%, 2/8/01 (1)	40,000,000	39,724,289
6.58%, 2/5/01 (1)	30,000,000	29,808,083
Jackson National Life Insurance Co.:
6.82%, 3/1/01 (3)	70,000,000	70,000,000
6.83%, 1/1/01 (3)	48,000,000	48,000,000
Marsh USA, Inc.:
6.35%, 3/22/01 (1)	63,000,000	62,111,000
6.50%, 2/2/01 (1)	36,355,000	36,144,949
Metropolitan Life Insurance Co.:
6.831%, 1/1/01 (3)	100,000,000	100,000,000
6.871%, 1/1/01 (3)	123,500,000	123,500,000
Pacific Life Insurance Co.:
6.851%, 1/1/01 (2) (3)	71,000,000	71,000,000
Protective Life Insurance Co.:
6.971%, 1/1/01 (3)	30,000,000	30,000,000
Prudential Life Insurance Co.:
6.81%, 1/2/01 (3)	165,000,000	165,000,000
Travelers Insurance Co.:
6.616%, 9/14/01 (2) (3)	23,000,000	23,000,000
6.636%, 9/14/01–10/5/01 (2) (3)	65,000,000	65,000,000
6.666%, 2/2/01 (2) (3)	50,000,000	50,000,000
United of Omaha Life Insurance Co.:
6.716%, 1/1/01 (3)	50,000,000	50,000,000
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Insurance (Continued)
Western Southern Life Insurance Co.:
6.821%, 1/1/01 (3)	$100,000,000	$ 100,000,000

		1,530,881,933

Leasing & Factoring—1.1%
American Honda Finance Corp.:
6.50%, 2/22/01–2/26/01	125,000,000	123,790,277
6.709%, 1/16/01 (3) (4)	45,000,000	44,999,796
6.738%, 2/8/01 (3) (4)	50,000,000	49,998,797

		218,788,870

Manufacturing—1.5%
Eaton Corp.:
6.40%, 3/14/01 (1)	25,000,000	24,680,000
6.46%, 3/22/01 (1)	25,000,000	24,641,111
6.53%, 2/23/01 (1)	50,000,000	49,519,319
6.54%, 2/28/01 (1)	25,000,000	24,736,583
6.58%, 2/13/01–2/16/01 (1)	55,000,000	54,554,023
6.59%, 3/1/01 (1)	9,000,000	8,902,798
6.72%, 1/11/01–1/31/01 (1)	80,000,000	79,701,333
6.75%, 1/8/01 (1)	31,200,000	31,159,050

		297,894,217

Metals/Mining—2.2%
Alcoa, Inc.:
6.34%, 3/8/01	23,469,000	23,196,212
Rio Tinto America, Inc.:
6.58%, 1/25/01 (1)	50,000,000	49,780,667
6.60%, 1/8/01 (1)	39,230,000	39,179,655
Rio Tinto Ltd.:
6.30%, 3/21/01 (1)	75,000,000	73,963,125
6.33%, 3/23/01 (1)	41,187,000	40,600,394
6.52%, 1/24/01–3/2/01 (1)	217,879,000	216,010,619

		442,730,672

Nondurable Household Goods—0.5%
Newell Rubbermaid, Inc.:
6.34%, 3/21/01 (1)	25,000,000	24,652,181
6.35%, 3/19/01 (1)	20,000,000	19,728,361
6.50%, 3/23/01 (1)	61,000,000	60,114,963

		104,495,505

Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal Amount	Value See Note 1
Oil: Domestic—0.2%
Motiva Enterprises LLC:
6.49%, 2/23/01	$ 25,000,000	$ 24,761,132
6.52%, 1/29/01	22,000,000	21,888,436

		46,649,568

Photography—1.1%
Eastman Kodak Co.:
6.33%, 3/5/01	30,000,000	29,667,675
6.35%, 3/13/01–3/22/01	63,000,000	62,145,925
6.38%, 3/23/01	20,000,000	19,712,900
6.51%, 2/5/01–2/6/01	50,000,000	49,679,925
6.52%, 1/29/01–1/31/01	64,000,000	63,664,763

		224,871,188

Publishing—0.4%
Tribune Co.:
6.51%, 2/16/01–2/22/01 (1)	41,000,000	40,631,824
6.52%, 2/12/01–2/14/01 (1)	36,700,000	36,414,931

		77,046,755

Special Purpose Financial—2.2%
Forrestal Funding Master Trust, Series 2000-A:
6.49%, 3/16/01 (4)	46,605,000	45,983,263
6.50%, 3/9/01 (4)	50,000,000	49,395,139
6.53%, 2/16/01 (4)	34,000,000	33,716,308
6.55%, 1/25/01 (4)	45,000,000	44,803,500
Intrepid Funding Master Trust, Series 1999A:
6.58%, 1/24/01 (4)	32,007,000	31,872,446
KZH-KMS Corp.:
6.56%, 2/16/01 (1)	40,000,000	39,664,711
MONET Trust, Series 2000-1:
6.508%, 9/27/01 (2) (3)	85,000,000	85,000,000
RACERS, Series 2000-7-MM:
6.66%, 5/30/01 (2) (3)	36,000,000	35,992,779
SPICE Trust IV:
6.70%, 1/22/01	50,000,000	49,804,583
Statement of Investments December 31, 2000 (Unaudited) (Continued)

Centennial Money Market Trust

	Principal	Value
	Amount	See Note 1

Special Purpose Financial (Continued)
Zurich Trust Certificates, Series ZTC-2T:
6.738%, 1/24/01 (2) (3)	$ 24,000,000	$ 24,000,000

		440,232,729

Telecommunications—Technology—2.2%
Alcatel SA:
6.48%, 3/16/01 (1)	40,000,000	39,467,200
Cingular Wireless LLC:
6.37%, 3/16/01 (1)	17,000,000	16,777,404
6.52%, 3/6/01 (1)	10,000,000	9,884,089
6.53%, 2/22/01 (1)	15,104,000	14,961,536
SBC Communications, Inc.:
6.42%, 2/20/01 (1)	50,000,000	49,554,167
6.50%, 2/8/01 (1)	50,000,000	49,656,944
Vodafone AirTouch plc:
6.57%, 1/12/01 (1)	150,000,000	149,698,875
6.62%, 6/5/01 (2) (3)	110,000,000	109,995,853

		439,996,068

Total Short-Term Notes		16,581,814,085

Total Investments, at Value	99.6%	20,022,989,478

Other Assets Net of Liabilities	0.4	66,784,282

Net Assets	100.0%	$20,089,773,760

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $8,274,347,373, or 41.19% of the Trust’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Identifies issues considered to be illiquid or restricted—See Note 4 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $300,769,249 or 1.50% of the Trust’s net assets as of December 31, 2000.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities December 31, 2000 (Unaudited)

Centennial Money Market Trust

ASSETS
Investments, at value—see accompanying statement	$20,022,989,478
Cash	28,214,347
Receivables and other assets:
Shares of beneficial interest sold	227,351,458
Interest	24,469,857
Other	895,381

Total assets	20,303,920,521

LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed	204,918,672
Dividends	5,857,576
Service plan fees	1,195,698
Transfer and shareholder servicing agent fees	678,596
Trustees’ compensation	3,657
Other	1,492,562

Total liabilities	214,146,761

NET ASSETS	$20,089,773,760

COMPOSITION OF NET ASSETS
Paid-in capital	$20,089,708,653
Accumulated net realized gain on investment transactions	65,107

NET ASSETS—applicable to 20,090,241,368 shares of beneficial interest outstanding	$20,089,773,760

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE	$1.00

See accompanying Notes to Financial Statements.

Statement of Operations For the Six Months Ended December 31, 2000 (Unaudited)

Centennial Money Market Trust

INVESTMENT INCOME
Interest	$658,089,079

EXPENSES
Management fees	32,692,052
Service plan fees	19,647,547
Transfer and shareholder servicing agent fees	5,526,864
Shareholder reports	2,056,545
Custodian fees and expenses	45,715
Trustees’ compensation	32,196
Other	2,996,360

Total expenses	62,997,279
Less expenses paid indirectly	(2,655)

Net expenses	62,994,624

NET INVESTMENT INCOME	595,094,455

NET REALIZED LOSS ON INVESTMENTS	(15,035)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$595,079,420

Statements of Changes in Net Assets

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30, 2000
OPERATIONS
Net investment income	$ 595,094,455	$ 963,946,776
Net realized gain (loss)	(15,035)	1,668

Net increase in net assets resulting from operations	595,079,420	963,948,444

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS	(595,094,455)	(963,946,776)

BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions	1,355,990,224	913,155,440

NET ASSETS
Total increase	1,355,975,189	913,157,108
Beginning of period	18,733,798,571	17,820,641,463

End of period	$20,089,773,760	$18,733,798,571

See accompanying Notes to Financial Statements.

Financial Highlights

Centennial Money Market Trust

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,
		2000	1999	1998		1997		1996
PER SHARE OPERATING DATA
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Income from investment operations—net investment income and net realized gain	.03	.05	.05	.05		.05		.05
Dividends and/or distributions to shareholders	(.03)	(.05)	(.05)	(.05)		(.05)		(.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

TOTAL RETURN (1)	3.08%	5.36%	4.75%	5.16%		4.97%		5.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)	$20,090	$18,734	$17,821	$15,114		$9,063		$6,753
Average net assets (in millions)	$19,461	$18,537	$17,128	$12,617		$8,033		$6,077
Ratios to average net assets: (2)
Net investment income	6.08%	5.20%	4.63%	5.04%		4.86%		4.99%
Expenses	0.64%	0.67%	0.66%	0.68	% (3)	0.73	% (3)	0.74	% (3)
Expenses, net of voluntary assumption of expenses	N/A	N/A	N/A	0.66%		0.67%		0.69%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.

2. Annualized for periods of less than one full year.

3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)

Centennial Money Market Trust

1. Significant Accounting Policies

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are
valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Notes to Financial Statements (Unaudited) (Continued)

Centennial Money Market Trust

2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended December 31, 2000		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount
Sold	27,117,334,322	$27,117,334,322	59,623,565,708	$59,623,565,708
Dividends and/or distributions reinvested	623,963,102	623,963,102	928,419,736	928,419,736
Redeemed	(26,385,307,200)	(26,385,307,200)	(59,638,830,004)	(59,638,830,004)

Net increase	1,355,990,224	$ 1,355,990,224	913,155,440	$ 913,155,440

3. Fees and Other Transactions
with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust’s net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. The Trust’s management fee for the six months ended December 31, 2000, was an annualized rate of 0.34%, before any waiver by the Manager if applicable.

Transfer Agent Fees. Shareholder Services, Inc. (SSI), a division of the Manager, acts as the transfer and shareholder servicing agent for the Trust. Prior to January 1, 2001, SSI performed these services on an at-cost basis. Beginning January 2001, SSI is paid at an agreed upon per account fee.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions.

4. Illiquid or Restricted Securities

As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $856,982,605, which represents 4.27% of the Trust’s net assets, of which $138,000,000 is considered restricted. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost Per Unit	Valuation Per Unit as of December 31, 2000
Short-Term Notes
Travelers Insurance Co.	2/2/00–10/5/00	$1.00	$1.00

Centennial Money Market Trust
Officers and Trustees
James C. Swain, Trustee and
   Chairman of the Board
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
George C. Bowen, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Carol E. Wolf, Vice President
Andrew J. Donohue, Vice President
   and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor and Distributor
Centennial Asset Management Corporation

Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.

Custodian of Portfolio Securities
Citibank, N.A.

Independent Auditors
Deloitte & Touche LLP

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination of those records by the independent auditors.

For more complete information about Centennial Money Market Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at 1.800.525.9310. Please read the prospectus carefully before you invest any money.

2000 Semiannual Report Centennial Money Market Trust December 31, 2000

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